UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market
Central Fund

June 30, 2012

1.818373.107

CFM-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.1%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.5%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 6,000,000	$ 6,000,000
Citibank NA
7/10/12 to 7/16/12	0.40	7,000,000	7,000,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	12,000,000	12,000,000
			25,000,000
London Branch, Eurodollar, Foreign Banks - 4.9%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	4,000,000	4,000,131
Bank of Montreal
8/6/12	0.38	8,000,000	8,000,000
Commonwealth Bank of Australia
9/18/12	0.30	4,000,000	4,000,000
HSBC Bank PLC
12/28/12	0.42	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
9/14/12	0.44	9,000,000	9,000,000
National Australia Bank Ltd.
10/11/12 to 12/20/12	0.35 to 0.40 (d)	20,000,000	20,000,000
			49,000,131
New York Branch, Yankee Dollar, Foreign Banks - 33.7%
Bank of Montreal Chicago CD Program
9/26/12 to 7/5/13	0.40 to 0.67 (d)	20,000,000	20,001,941
Bank of Nova Scotia
7/5/12 to 7/11/13	0.31 to 0.72 (d)	36,000,000	36,002,943
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 1/8/13	0.42 to 0.50 (d)	43,000,000	43,000,000
Canadian Imperial Bank of Commerce
9/4/12 to 7/17/13	0.42 to 0.67 (d)	24,000,000	23,999,644
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32 to 0.33	11,000,000	10,999,923
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/16/12	0.43	7,000,000	7,000,000
Mizuho Corporate Bank Ltd.
7/3/12 to 10/2/12	0.18 to 0.39	35,000,000	35,000,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57% (d)	$ 9,000,000	$ 9,000,000
Nordea Bank Finland PLC
8/16/12 to 9/4/12	0.30	21,000,000	20,999,617
Royal Bank of Canada
2/11/13 to 7/1/13	0.54 to 0.83 (d)	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
7/3/12 to 10/9/12	0.38 to 0.41 (d)	43,000,000	43,000,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	25,000,000	25,000,000
Svenska Handelsbanken, Inc.
7/19/12 to 9/25/12	0.27 to 0.31	14,000,000	14,000,047
Toronto-Dominion Bank
7/30/12 to 2/4/13	0.28 to 0.49 (d)	38,000,000	38,000,000
			341,004,115
TOTAL CERTIFICATE OF DEPOSIT			415,004,246
Financial Company Commercial Paper - 15.6%

ASB Finance Ltd. (London)
12/10/12	0.34 (d)	6,000,000	5,998,685
Barclays Bank PLC
7/20/12 to 8/9/12	0.75 to 1.00 (b)	4,000,000	4,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	1,000,000	999,500
Citigroup Funding, Inc.
7/2/12 to 8/8/12	0.50 to 0.65	25,000,000	24,989,833
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (d)	14,000,000	13,996,038
Credit Suisse New York Branch
10/1/12	0.37	9,000,000	8,991,490
DNB Bank ASA
9/18/12 to 10/1/12	0.33	11,000,000	10,991,558
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (d)	17,000,000	16,997,125
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
7/10/12 to 9/25/12	0.46 to 0.52%	$ 22,000,000	$ 21,989,711
Nordea North America, Inc.
9/5/12 to 9/11/12	0.30 to 0.31	9,000,000	8,994,630
Skandinaviska Enskilda Banken AB
8/10/12 to 8/17/12	0.50	12,000,000	11,992,806
Svenska Handelsbanken, Inc.
8/30/12 to 9/12/12	0.30	7,000,000	6,996,283
Swedbank AB
8/13/12	0.35	3,000,000	2,998,746
UBS Finance, Inc.
10/12/12	0.40	10,000,000	9,988,556
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	8,000,000	7,984,800
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			157,909,761
Asset Backed Commercial Paper - 1.9%

Ciesco LP (Citibank NA Guaranteed)
7/5/12 to 7/30/12	0.40 to 0.50	9,000,000	8,997,442
Govco, Inc. (Liquidity Facility Citibank NA)
7/2/12 to 7/16/12	0.39 to 0.40	5,000,000	4,999,647
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/18/12	0.25	1,000,000	999,882
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
7/3/12	0.38 to 0.40 (b)	4,000,000	3,999,868
TOTAL ASSET BACKED COMMERCIAL PAPER			18,996,839
Other Commercial Paper - 1.8%

Devon Energy Corp.
7/30/12	0.45 (d)	5,000,000	5,000,000
Ecolab, Inc.
7/11/12	0.52 (d)	3,000,000	3,000,000
Hewlett-Packard Co.
8/2/12	0.47	1,000,000	999,582
Sempra Global
7/27/12	0.42	1,000,000	999,697
Other Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Tesco Treasury Services PLC
7/9/12	0.43%	$ 2,000,000	$ 1,999,809
Verizon Communications, Inc.
8/3/12	0.45 (d)	3,000,000	3,000,000
Xerox Corp.
7/20/12 to 8/13/12	0.68 to 0.75	3,000,000	2,998,318
TOTAL OTHER COMMERCIAL PAPER			17,997,406
Treasury Debt - 13.4%

U.S. Treasury Obligations - 13.4%
U.S. Treasury Bills
10/11/12 to 12/27/12	0.15	84,000,000	83,949,151
U.S. Treasury Notes
11/15/12 to 5/15/13	0.16 to 0.23	51,000,000	51,334,227
TOTAL TREASURY DEBT			135,283,378
Other Note - 2.9%

Medium-Term Notes - 2.9%
Royal Bank of Canada
6/6/13	0.52 (d)	9,000,000	8,998,136
7/1/13 to 7/15/13	0.52 to 0.72 (b)(d)	20,000,000	20,000,000
TOTAL OTHER NOTE			28,998,136
Variable Rate Demand Note - 4.5%

Colorado - 0.5%
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, LOC Royal Bank of Canada, VRDN
7/6/12	0.17 (d)	5,000,000	5,000,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
7/6/12	0.44 (d)	4,600,000	4,600,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
Ohio - 2.1%
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.20% (d)(e)	$ 21,000,000	$ 20,999,971
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
7/6/12	0.17 (d)	2,900,000	2,900,000
Texas - 1.2%
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, LOC Bank of America NA, VRDN
7/6/12	0.32 (d)	12,400,000	12,400,000
TOTAL VARIABLE RATE DEMAND NOTE			45,899,971
Government Agency Debt - 0.6%

Other Government Related - 0.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
7/9/12 to 7/11/12	0.18 (c)	6,128,000	6,127,877
Other Instrument - 0.9%

Asset-Backed Securities - 0.0%
Honda Auto Receivables Owner Trust
10/22/12	0.40%	17,976	17,976
Time Deposits - 0.9%
Royal Bank of Scotland PLC Connecticut Branch
7/6/12	0.32	9,000,000	9,000,000
TOTAL OTHER INSTRUMENT			9,017,976
Other Municipal Debt - 0.5%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (e)	5,000,000	5,000,000
Government Agency Repurchase Agreement - 4.1%
	Maturity Amount	Value
In a joint trading account at 0.21% dated 6/29/12 due 7/2/12 (Collateralized by U.S. Government Obligations) #	$ 20,715,368	$ 20,715,000
With:
Citibank NA at 0.18%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Treasury Obligations valued at $5,100,153, 2.13% - 4%, 2/29/16 - 11/1/24)	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC at 0.18%, dated 6/29/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $8,164,170, 4%, 11/20/40)	8,000,280	8,000,000
RBC Capital Markets Corp. at 0.23%, dated 6/25/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $2,061,167, 0.65% - 3.5%, 9/25/40 - 3/25/42)	2,000,383	2,000,000
UBS Securities LLC at 0.2%, dated 6/22/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $6,120,340, 4%, 9/1/31)	6,000,933	6,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		41,715,000
Other Repurchase Agreement - 12.9%

Other Repurchase Agreement - 12.9%
With:
Barclays Capital, Inc. at 0.39%, dated 6/26/12 due 7/3/12 (Collateralized by Equity Securities valued at $1,080,080)	1,000,076	1,000,000
BNP Paribas Securities Corp. at:
0.32%, dated 6/29/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,050,028, 3.5%, 8/13/12)	1,000,062	1,000,000
0.41%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $9,720,332, 5.25% - 6.75%, 3/15/13 - 4/1/13)	9,000,308	9,000,000
Credit Suisse Securities (USA) LLC at:
0.26%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $2,063,737, 0.64% - 4.45%, 12/16/39 - 3/16/51)	2,000,101	2,000,000
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by Equity Securities valued at $3,240,176)	3,000,150	3,000,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Corporate Obligations valued at $1,051,342, 0.51%, 6/15/32)	1,001,250	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $4,210,397, 0.51%, 6/15/32)	$ 4,008,700	$ 4,000,000
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $1,051,342, 0.51%, 6/15/32)	1,002,175	1,000,000
5/22/12 due 8/20/12 (Collateralized by Corporate Obligations valued at $1,083,395, 5.72%, 9/25/36)	1,002,175	1,000,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $1,082,668, 0.5% - 5.75%, 6/25/35 - 5/25/47)	1,002,275	1,000,000
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $3,247,627, 0.55% - 5.57%, 11/25/35 - 1/25/47)	3,006,825	3,000,000
4/24/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $2,164,128, 5.72%, 9/25/36)	2,004,500	2,000,000
5/1/12 due 8/1/12 (Collateralized by Equity Securities valued at $4,204,062)	4,009,200	4,000,000
Deutsche Bank Securities, Inc. at 0.28%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $35,640,843)	33,000,770	33,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $21,740,736, 1.75%, 12/1/13)	20,000,833	20,000,000
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $1,088,278)	1,001,564	1,000,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $2,177,535)	2,008,652	2,000,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $5,460,393, 1.75%, 12/1/13)	5,026,542	5,000,000
J.P. Morgan Securities, Inc. at:
0.49%, dated 6/18/12 due 7/6/12 (Collateralized by Mortgage Loan Obligations valued at $2,160,405, 0.99%, 5/25/47)	2,000,817	2,000,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $2,166,639, 0.45% - 0.99%, 10/25/36 - 5/25/47)	2,009,447	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.27%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $3,240,089)	$ 3,000,068	$ 3,000,000
0.44%, dated 6/22/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,100,257, 1.25% - 4.5%, 5/1/13 - 5/15/18)	2,000,758	2,000,000
RBC Capital Markets Co. at:
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $1,037,179, 6.91%, 5/15/36)	1,000,050	1,000,000
0.61%, dated 6/12/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,062,714, 0.77% - 5.19%, 4/15/17 - 10/16/40)	1,001,525	1,000,000
0.62%, dated 4/4/12 due 7/5/12 (Collateralized by Mortgage Loan Obligations valued at $1,081,332, 0% - 5.69%, 10/25/34 - 1/15/46)	1,001,584	1,000,000
RBS Securities, Inc. at:
0.67%, dated:
6/11/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $2,042,244, 2.33%, 6/1/42)	2,001,117	2,000,000
6/27/12 due 7/6/12:
(Collateralized by U.S. Government Obligations valued at $3,060,768, 2.33% , 6/1/42)	3,001,173	3,000,000
(Collateralized by U.S. Government Obligations valued at $3,060,768, 2.33% , 6/1/42)	3,001,563	3,000,000
0.9%, dated 6/18/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $5,106,178, 2.61%, 6/1/42)	5,001,875	5,000,000
Royal Bank of Scotland PLC at:
0.62%, dated 6/27/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $3,154,019, 4.75%, 3/10/19)	3,000,310	3,000,000
0.67%, dated 6/11/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,104,868, 4.88%, 8/4/20)	2,001,117	2,000,000
UBS Securities LLC at:
0.36%, dated 6/8/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,080,585, 6.5%, 11/15/16)	1,000,310	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.49%, dated 6/22/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,080,148, 6.88%, 12/15/28)	$ 1,000,817	$ 1,000,000
0.51%, dated 5/21/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,082,059, 6.5%, 11/15/16)	1,000,850	1,000,000
Wells Fargo Securities, LLC at 0.21%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $4,161,315, 1.73% - 8.2%, 5/15/14 - 10/25/18)	4,000,070	4,000,000
TOTAL OTHER REPURCHASE AGREEMENT		131,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,012,950,590)		1,012,950,590
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,489,321)
NET ASSETS - 100%		$ 1,010,461,269
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,999,868 or 2.8% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $6,127,877 or 0.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,715,000 due 7/02/12 at 0.21%
Bank of America NA	$ 9,388,445
Barclays Capital, Inc.	46,942
Citibank NA	938,845
Credit Agricole CIB New York Branch	563,307
Deutsche Bank Securities, Inc.	469,422
ING Financial Markets LLC	764,554
J.P. Morgan Securities, Inc.	1,314,382
Mizuho Securities USA, Inc.	6,571,912
Morgan Stanley & Co., Inc.	93,884
Societe Generale	375,538
UBS Securities LLC	187,769
$ 20,715,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $1,012,950,590.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012